Schedule of Investments (unaudited) July 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Spirit AeroSystems Holdings Inc., Class A	11,822	$908,403
Wesco Aircraft Holdings Inc.(a)	5,595	58,915

		967,318

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	15,310	1,281,906
Echo Global Logistics Inc.(a)	3,261	68,677
Expeditors International of Washington Inc.	19,017	1,451,948
United Parcel Service Inc., Class B	77,478	9,256,297

		12,058,828

Airlines — 0.1%
Delta Air Lines Inc.	18,810	1,148,162
Southwest Airlines Co.	15,375	792,274

		1,940,436

Auto Components — 0.3%
Aptiv PLC	28,936	2,536,240
Autoliv Inc.	9,217	665,007
BorgWarner Inc.	23,180	876,204

		4,077,451

Automobiles — 0.3%
Harley-Davidson Inc.	17,709	633,628
Tesla Inc.(a)(b)	14,418	3,483,533

		4,117,161

Banks — 2.0%
Bank of Hawaii Corp.	4,639	395,475
BB&T Corp.	84,870	4,373,351
Cathay General Bancorp.	8,569	318,938
CIT Group Inc.	11,220	567,171
Citizens Financial Group Inc.	51,243	1,909,314
Comerica Inc.	17,620	1,289,784
First Republic Bank/CA	18,611	1,849,189
Heartland Financial USA Inc.	3,416	164,275
International Bancshares Corp.	6,249	235,150
KeyCorp.	112,282	2,062,620
M&T Bank Corp.	14,648	2,405,934
Old National Bancorp./IN	17,647	310,764
People’s United Financial Inc.	44,192	725,633
PNC Financial Services Group Inc. (The)	50,866	7,268,751
Regions Financial Corp.	113,258	1,804,200
Signature Bank/New York NY	6,158	784,899
SVB Financial Group(a)	5,876	1,363,056
Umpqua Holdings Corp.	24,512	427,979
Zions Bancorp. N.A.	20,722	933,941

		29,190,424

Beverages — 1.6%
Coca-Cola Co. (The)	452,072	23,792,549

Biotechnology — 3.5%
AbbVie Inc.	164,184	10,937,938
Amgen Inc.	69,262	12,922,904
Biogen Inc.(a)	21,862	5,199,221
BioMarin Pharmaceutical Inc.(a)	19,851	1,574,581
Celgene Corp.(a)	78,197	7,183,176
Gilead Sciences Inc.	141,977	9,302,333
Vertex Pharmaceuticals Inc.(a)	28,411	4,733,841

		51,853,994

Building Products — 0.6%
Allegion PLC	10,446	1,081,579

Security	Shares	Value

Building Products (continued)
AO Smith Corp.	15,696	$713,383
Builders FirstSource Inc.(a)(b)	12,770	219,389
Fortune Brands Home & Security Inc.	15,743	864,920
Johnson Controls International PLC	88,633	3,761,584
Lennox International Inc.	3,981	1,021,047
Masco Corp.	32,779	1,336,400
Owens Corning	12,173	706,034

		9,704,336

Capital Markets — 3.7%
Ameriprise Financial Inc.	15,079	2,194,145
Bank of New York Mellon Corp. (The)	95,506	4,481,141
BlackRock Inc.(c)	13,233	6,188,809
Charles Schwab Corp. (The)	133,663	5,776,915
CME Group Inc.	39,840	7,745,693
FactSet Research Systems Inc.	4,235	1,174,365
Franklin Resources Inc.	33,824	1,103,677
Intercontinental Exchange Inc.	63,354	5,566,282
Invesco Ltd.	44,198	848,160
Legg Mason Inc.	9,524	358,674
Moody’s Corp.	19,106	4,095,180
Northern Trust Corp.	23,092	2,263,016
S&P Global Inc.	27,689	6,782,421
State Street Corp.	42,028	2,441,407
T Rowe Price Group Inc.	26,294	2,981,477
TD Ameritrade Holding Corp.	31,328	1,600,861

		55,602,223

Chemicals — 2.4%
Air Products & Chemicals Inc.	24,473	5,586,452
Albemarle Corp.	11,813	861,876
Axalta Coating Systems Ltd.(a)(b)	23,341	691,594
Ecolab Inc.	28,969	5,843,916
HB Fuller Co.	5,639	269,601
International Flavors & Fragrances Inc.	11,274	1,623,343
Linde PLC	61,335	11,732,159
Minerals Technologies Inc.	3,930	209,272
Mosaic Co. (The)	40,757	1,026,669
PPG Industries Inc.	26,254	3,081,957
Sherwin-Williams Co. (The)	9,275	4,758,446

		35,685,285

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	11,436	111,844
Copart Inc.(a)	22,862	1,772,491
Deluxe Corp.	4,787	213,596
HNI Corp.	4,871	166,783
Interface Inc.	6,741	93,430
Knoll Inc.	5,673	137,570
RR Donnelley & Sons Co.	7,449	15,047
Steelcase Inc., Class A	9,608	162,472
Team Inc.(a)	2,795	46,285
Tetra Tech Inc.	6,159	487,793

		3,207,311

Communications Equipment — 2.1%
Cisco Systems Inc.	489,966	27,144,116
CommScope Holding Co. Inc.(a)(b)	21,388	305,421
F5 Networks Inc.(a)	6,617	970,846
Motorola Solutions Inc.	18,238	3,026,779
Plantronics Inc.	3,763	144,499

		31,591,661

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
EMCOR Group Inc.	6,229	$525,665
Granite Construction Inc.	5,166	183,393
Quanta Services Inc.	15,738	588,916

		1,297,974

Consumer Finance — 0.8%
Ally Financial Inc.	44,818	1,474,961
American Express Co.	79,790	9,923,482

		11,398,443

Containers & Packaging — 0.3%
Avery Dennison Corp.	9,347	1,073,690
Ball Corp.	35,350	2,526,818
Sealed Air Corp.	17,475	730,280
Sonoco Products Co.	11,114	667,174

		4,997,962

Distributors — 0.1%
LKQ Corp.(a)	35,424	953,968
Pool Corp.	4,382	829,820

		1,783,788

Diversified Financial Services — 0.1%
Voya Financial Inc.	16,244	912,425

Diversified Telecommunication Services — 1.8%
CenturyLink Inc.	108,201	1,308,150
Cincinnati Bell Inc.(a)(b)	4,029	15,391
Verizon Communications Inc.	459,916	25,419,557

		26,743,098

Electric Utilities — 0.4%
Alliant Energy Corp.	26,242	1,300,028
Eversource Energy	35,280	2,676,341
PPL Corp.	80,244	2,377,630

		6,353,999

Electrical Equipment — 0.5%
Acuity Brands Inc.	4,467	599,561
Eaton Corp. PLC	47,154	3,875,587
Rockwell Automation Inc.	13,261	2,132,104
Sensata Technologies Holding PLC(a)(b)	18,258	865,977

		7,473,229

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	18,847	829,456
Corning Inc.	87,568	2,692,716
Flex Ltd.(a)(b)	58,405	651,216
Itron Inc.(a)	3,908	242,296
Keysight Technologies Inc.(a)(b)	20,895	1,870,520
TE Connectivity Ltd.	37,714	3,484,774
Trimble Inc.(a)	27,954	1,181,336

		10,952,314

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	57,142	1,450,835
Core Laboratories NV	4,913	246,485
National Oilwell Varco Inc.	42,686	1,016,781
Schlumberger Ltd.	154,416	6,172,008
TechnipFMC PLC	47,756	1,315,200

		10,201,309

Entertainment — 3.0%
Netflix Inc.(a)	48,595	15,695,699
Walt Disney Co. (The)	200,338	28,650,337

		44,346,036

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	49,101	$10,390,754
AvalonBay Communities Inc.	15,418	3,219,124
Boston Properties Inc.	17,190	2,285,411
Corporate Office Properties Trust	12,026	335,766
Digital Realty Trust Inc.	23,133	2,645,490
Duke Realty Corp.	39,859	1,328,501
Equinix Inc.	8,973	4,505,343
Equity Residential	41,173	3,248,138
Federal Realty Investment Trust	8,224	1,085,650
HCP Inc.	53,176	1,697,910
Host Hotels & Resorts Inc.	82,578	1,436,031
Iron Mountain Inc.	31,871	937,326
Liberty Property Trust	16,444	860,021
Macerich Co. (The)	12,569	415,405
PotlatchDeltic Corp.	7,552	278,065
Prologis Inc.	70,236	5,661,724
SBA Communications Corp.(a)	12,537	3,076,705
Simon Property Group Inc.	34,433	5,585,033
UDR Inc.	30,677	1,412,983
Vornado Realty Trust	19,048	1,225,167
Weyerhaeuser Co.	82,820	2,104,456

		53,735,003

Food & Staples Retailing — 0.4%
Kroger Co. (The)	88,793	1,878,860
Sysco Corp.	54,210	3,717,180
United Natural Foods Inc.(a)(b)	6,043	59,584

		5,655,624

Food Products — 1.9%
Archer-Daniels-Midland Co.	62,459	2,565,816
Bunge Ltd.	15,703	917,526
Campbell Soup Co.	18,428	761,814
Darling Ingredients Inc.(a)	18,324	372,527
General Mills Inc.	66,421	3,527,619
Hain Celestial Group Inc. (The)(a)(b)	10,356	225,450
Hormel Foods Corp.	32,615	1,336,889
Ingredion Inc.	7,421	573,569
JM Smucker Co. (The)	12,642	1,405,664
Kellogg Co.	28,693	1,670,506
Kraft Heinz Co. (The)	74,651	2,389,579
Lamb Weston Holdings Inc.	16,297	1,093,855
McCormick & Co. Inc./MD, NVS	13,645	2,163,278
Mondelez International Inc., Class A	160,774	8,599,801

		27,603,893

Gas Utilities — 0.1%
New Jersey Resources Corp.	9,851	491,269
Northwest Natural Holding Co.	3,209	229,187
UGI Corp.	19,337	987,927

		1,708,383

Health Care Equipment & Supplies — 1.8%
Abiomed Inc.(a)	5,019	1,398,093
Align Technology Inc.(a)	8,459	1,768,608
Becton Dickinson and Co.	29,962	7,574,393
Cooper Companies Inc. (The)	5,503	1,856,712
Dentsply Sirona Inc.	24,768	1,348,618
Edwards Lifesciences Corp.(a)	23,158	4,929,180
Hologic Inc.(a)	29,752	1,524,790
IDEXX Laboratories Inc.(a)	9,589	2,704,577
ResMed Inc.	15,970	2,055,339

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	10,156	$1,192,010

		26,352,320

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	17,695	1,542,119
Cardinal Health Inc.	33,156	1,516,224
Centene Corp.(a)	45,986	2,395,411
Cigna Corp.	42,325	7,191,864
HCA Healthcare Inc.	30,523	4,075,126
Henry Schein Inc.(a)(b)	16,770	1,115,876
Humana Inc.	15,089	4,477,661
Laboratory Corp. of America Holdings(a)	10,974	1,838,364
MEDNAX Inc.(a)	9,846	241,916
Patterson Companies Inc.	9,508	188,258
Quest Diagnostics Inc.	14,944	1,525,484
Select Medical Holdings Corp.(a)	12,875	215,527

		26,323,830

Health Care Technology — 0.2%
Cerner Corp.	36,101	2,586,637

Hotels, Restaurants & Leisure — 3.1%
Aramark	27,459	993,741
Choice Hotels International Inc.	3,984	341,867
Darden Restaurants Inc.	13,685	1,663,549
Domino’s Pizza Inc.	4,338	1,060,771
Hilton Worldwide Holdings Inc.	30,965	2,989,671
Jack in the Box Inc.	2,587	185,824
Marriott International Inc./MD, Class A	32,226	4,481,347
McDonald’s Corp.	85,183	17,949,762
Royal Caribbean Cruises Ltd.	19,790	2,302,369
Starbucks Corp.	138,418	13,106,800
Vail Resorts Inc.	4,504	1,110,326

		46,186,027

Household Durables — 0.3%
Ethan Allen Interiors Inc.	2,600	53,508
Garmin Ltd.	14,760	1,159,988
La-Z-Boy Inc.	5,323	175,606
Meritage Homes Corp.(a)	3,953	248,288
Mohawk Industries Inc.(a)	6,843	853,254
Newell Brands Inc.	49,359	700,404
Tupperware Brands Corp.	5,338	81,725
Whirlpool Corp.	7,101	1,033,053

		4,305,826

Household Products — 3.1%
Clorox Co. (The)	14,263	2,319,164
Colgate-Palmolive Co.	91,176	6,540,966
Kimberly-Clark Corp.	38,387	5,207,197
Procter & Gamble Co. (The)	278,438	32,866,821

		46,934,148

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	73,695	1,237,339
Ormat Technologies Inc.	4,232	277,408

		1,514,747

Industrial Conglomerates — 1.0%
3M Co.	64,089	11,197,630
Roper Technologies Inc.	11,514	4,187,066

		15,384,696

Insurance — 2.8%
Allstate Corp. (The)	36,955	3,968,967

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	20,488	$1,852,730
Chubb Ltd.	51,042	7,801,259
Hartford Financial Services Group Inc. (The)	40,011	2,305,834
Loews Corp.	31,184	1,669,591
Marsh & McLennan Companies Inc.	56,281	5,560,563
Principal Financial Group Inc.	30,977	1,797,905
Progressive Corp. (The)	65,077	5,269,936
Prudential Financial Inc.	45,453	4,604,843
Travelers Companies Inc. (The)	29,272	4,291,861
Willis Towers Watson PLC	14,369	2,805,116

		41,928,605

Interactive Media & Services — 9.0%
Alphabet Inc., Class A(a)	33,320	40,590,424
Alphabet Inc., Class C, NVS(a)	34,990	42,571,633
Facebook Inc., Class A(a)	265,521	51,572,144

		134,734,201

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)	5,012	9,455,689
Shutterfly Inc.(a)	3,830	194,143

		9,649,832

IT Services — 7.2%
Accenture PLC, Class A	70,951	13,663,744
Automatic Data Processing Inc.	48,502	8,076,553
Cognizant Technology Solutions Corp., Class A	64,039	4,171,500
FleetCor Technologies Inc.(a)	9,556	2,715,529
International Business Machines Corp.	99,046	14,682,579
Mastercard Inc., Class A	101,600	27,662,632
Visa Inc., Class A	194,803	34,674,934
Western Union Co. (The)	48,517	1,018,857

		106,666,328

Leisure Products — 0.2%
Callaway Golf Co.	9,720	178,265
Hasbro Inc.	13,360	1,618,697
Mattel Inc.(a)(b)	38,411	560,801

		2,357,763

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	35,295	2,449,826
Bio-Techne Corp.	4,207	884,101
IQVIA Holdings Inc.(a)	18,713	2,978,548
Mettler-Toledo International Inc.(a)	2,758	2,087,116
Waters Corp.(a)	7,960	1,676,058

		10,075,649

Machinery — 3.1%
AGCO Corp.	7,194	553,938
Caterpillar Inc.	64,078	8,437,150
Cummins Inc.	16,635	2,728,140
Deere & Co.	33,860	5,608,909
Dover Corp.	16,129	1,562,094
Flowserve Corp.	14,570	728,937
Fortive Corp.	33,523	2,549,424
Graco Inc.	18,539	891,355
Illinois Tool Works Inc.	36,563	5,639,112
Ingersoll-Rand PLC	26,954	3,333,132
Lincoln Electric Holdings Inc.	6,635	560,790
Meritor Inc.(a)	8,279	204,740
Middleby Corp. (The)(a)	6,209	834,365
PACCAR Inc.	38,666	2,712,033
Parker-Hannifin Corp.	14,399	2,520,977

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	6,157	$939,620
Stanley Black & Decker Inc.	16,846	2,486,301
Tennant Co.	1,913	145,598
Timken Co. (The)	7,716	352,698
WABCO Holdings Inc.(a)	5,699	754,605
Wabtec Corp.	17,467	1,356,837
Xylem Inc./NY	20,017	1,607,165

		46,507,920

Media — 0.4%
Discovery Inc., Class A(a)(b)	17,436	528,485
Discovery Inc., Class C, NVS(a)	40,068	1,131,520
John Wiley & Sons Inc., Class A	5,114	232,738
Liberty Global PLC, Class A(a)	20,478	546,148
Liberty Global PLC, Class C, NVS(a)	55,675	1,449,777
New York Times Co. (The), Class A	16,540	590,147
Omnicom Group Inc.	24,944	2,001,008
Scholastic Corp., NVS	3,232	110,438

		6,590,261

Metals & Mining — 0.4%
Compass Minerals International Inc.	3,765	210,275
Newmont Goldcorp Corp.	91,031	3,324,452
Nucor Corp.	34,011	1,849,518
Schnitzer Steel Industries Inc., Class A	2,763	73,579

		5,457,824

Multi-Utilities — 1.1%
Avista Corp.	7,303	336,157
CenterPoint Energy Inc.	55,786	1,618,352
CMS Energy Corp.	31,542	1,836,375
Consolidated Edison Inc.	35,737	3,036,215
MDU Resources Group Inc.	21,878	585,018
NiSource Inc.	41,391	1,228,899
Sempra Energy	30,455	4,124,521
WEC Energy Group Inc.	35,113	3,000,757

		15,766,294

Multiline Retail — 0.1%
Kohl’s Corp.	18,249	982,891
Nordstrom Inc.	13,151	435,430

		1,418,321

Oil, Gas & Consumable Fuels — 2.7%
Apache Corp.	41,720	1,018,802
Cheniere Energy Inc.(a)	25,788	1,680,088
ConocoPhillips	126,332	7,463,695
Denbury Resources Inc.(a)	52,979	59,866
Devon Energy Corp.	48,785	1,317,195
EQT Corp.	28,355	428,444
Hess Corp.	30,357	1,968,348
Marathon Oil Corp.	90,638	1,275,277
Marathon Petroleum Corp.	74,976	4,227,897
Noble Energy Inc.	54,118	1,194,926
Occidental Petroleum Corp.	83,536	4,290,409
ONEOK Inc.	45,815	3,210,715
Phillips 66	50,825	5,212,612
Pioneer Natural Resources Co.	18,739	2,586,732
QEP Resources Inc.(a)	26,354	130,452
Southwestern Energy Co.(a)(b)	60,252	132,554
Valero Energy Corp.	46,481	3,962,505

		40,160,517

Security	Shares	Value

Paper & Forest Products — 0.0%
Domtar Corp.	6,919	$293,712

Personal Products — 0.3%
Avon Products Inc.(a)	49,265	209,376
Estee Lauder Companies Inc. (The), Class A	24,256	4,467,713

		4,677,089

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	181,782	8,072,939
Jazz Pharmaceuticals PLC(a)	6,351	885,202
Merck & Co. Inc.	287,302	23,843,193
Zoetis Inc.	53,338	6,128,003

		38,929,337

Professional Services — 0.5%
ASGN Inc.(a)	5,842	368,338
Exponent Inc.	5,636	387,757
Heidrick & Struggles International Inc.	2,344	69,617
ICF International Inc.	2,157	183,755
IHS Markit Ltd.(a)	42,231	2,720,521
Kelly Services Inc., Class A, NVS	3,557	98,991
ManpowerGroup Inc.	6,720	613,872
Navigant Consulting Inc.	4,823	117,488
Resources Connection Inc.	3,623	63,765
Robert Half International Inc.	13,255	800,735
TransUnion	20,614	1,706,633
TrueBlue Inc.(a)	4,585	90,645

		7,222,117

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)(b)	36,096	1,913,449
Jones Lang LaSalle Inc.	5,723	833,784
Realogy Holdings Corp.	13,144	68,480

		2,815,713

Road & Rail — 2.0%
AMERCO	988	382,356
ArcBest Corp.	2,864	85,720
Avis Budget Group Inc.(a)	7,308	265,938
CSX Corp.	86,332	6,077,773
Genesee & Wyoming Inc., Class A(a)	6,263	687,740
Hertz Global Holdings Inc.(a)	9,023	140,037
Kansas City Southern	11,191	1,384,774
Norfolk Southern Corp.	29,801	5,695,567
Ryder System Inc.	5,905	314,500
Union Pacific Corp.	80,460	14,478,777

		29,513,182

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices Inc.(a)	106,297	3,236,744
Analog Devices Inc.	40,931	4,807,755
Applied Materials Inc.	105,808	5,223,741
Intel Corp.	500,537	25,302,145
Lam Research Corp.	16,986	3,543,450
Microchip Technology Inc.	26,376	2,490,422
NVIDIA Corp.	64,078	10,811,240
Skyworks Solutions Inc.	19,376	1,652,385
Texas Instruments Inc.	104,458	13,058,295

		70,126,177

Software — 12.2%
Adobe Inc.(a)	54,286	16,223,914
ANSYS Inc.(a)	9,316	1,892,266
Autodesk Inc.(a)	24,339	3,801,022
Cadence Design Systems Inc.(a)	31,182	2,304,662

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Citrix Systems Inc.	14,662	$1,381,747
Fortinet Inc.(a)	16,105	1,293,392
Intuit Inc.	28,847	7,999,561
Microsoft Corp.	811,256	110,549,855
Oracle Corp.	279,624	15,742,831
salesforce.com Inc.(a)	85,148	13,155,366
Symantec Corp.	71,260	1,536,366
Teradata Corp.(a)	13,148	481,480
VMware Inc., Class A	9,244	1,612,985
Workday Inc., Class A(a)(b)	16,807	3,361,064

		181,336,511

Specialty Retail — 3.1%
AutoNation Inc.(a)	5,995	291,837
Best Buy Co. Inc.	26,957	2,063,019
Buckle Inc. (The)	3,351	68,193
Caleres Inc.	4,707	88,398
CarMax Inc.(a)	18,932	1,661,472
Foot Locker Inc.	12,522	514,153
GameStop Corp., Class A(b)	10,714	43,070
Gap Inc. (The)	25,460	496,470
Home Depot Inc. (The)	125,722	26,865,534
Lowe’s Companies Inc.	89,164	9,041,230
Office Depot Inc.	63,447	129,432
Signet Jewelers Ltd.	5,700	103,398
Tiffany & Co.	12,203	1,146,106
Tractor Supply Co.	13,445	1,462,950
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,285	2,195,036

		46,170,298

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)	17,208	993,590
Hewlett Packard Enterprise Co.	153,259	2,202,332
HP Inc.	170,681	3,591,128
Xerox Corp.	23,011	738,653

		7,525,703

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	16,725	595,243
Columbia Sportswear Co.	3,381	358,318
Deckers Outdoor Corp.(a)(b)	3,242	506,660
Hanesbrands Inc.	40,135	645,772
NIKE Inc., Class B	140,107	12,053,405
PVH Corp.	8,403	747,195
Under Armour Inc., Class A(a)(b)	20,874	481,563
Under Armour Inc., Class C, NVS(a)(b)	21,402	435,317
VF Corp.	37,371	3,265,852

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide Inc.	10,047	$272,776

		19,362,101

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	52,704	607,677

Trading Companies & Distributors — 0.4%
Air Lease Corp.	11,750	491,032
Applied Industrial Technologies Inc.	4,310	262,220
Fastenal Co.	63,496	1,955,677
H&E Equipment Services Inc.	3,532	108,115
HD Supply Holdings Inc.(a)	19,823	803,030
United Rentals Inc.(a)	8,858	1,120,980
WW Grainger Inc.	5,281	1,536,929

		6,277,983

Water Utilities — 0.2%
American Water Works Co. Inc.	20,116	2,308,914

Wireless Telecommunication Services — 0.0%
Sprint Corp.(a)	90,752	665,212

Total Common Stocks — 99.9% (Cost: $1,174,754,515)		1,487,685,929

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	10,363,515	10,368,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	2,669,000	2,669,000

		13,037,697

Total Short-Term Investments — 0.9% (Cost: $13,035,675)		13,037,697

Total Investments in Securities — 100.8% (Cost: $1,187,790,190)		1,500,723,626

Other Assets, Less Liabilities — (0.8)%		(11,543,689)

Net Assets — 100.0%		$1,489,179,937

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® MSCI KLD 400 Social ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,230,319	5,133,196	(a)	—	10,363,515	$10,368,697	$9,544	(b)	$575	$666
BlackRock Cash Funds: Treasury, SL Agency Shares	701,084	1,967,916	(a)	—	2,669,000	2,669,000	9,671		—	—
BlackRock Inc.	12,645	718		(130)	13,233	6,188,809	42,847		15,555	(227,552)

						$19,226,506	$62,062		$16,130	$(226,886)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,487,685,929	$—	$—	$1,487,685,929
Money Market Funds	13,037,697	—	—	13,037,697

	$1,500,723,626	$—	$—	$1,500,723,626

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares